other operating income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
other operating income
Government assistance	$ 3	$ 5	$ 6	$ 12
Other sublet revenue		1	1	1
Investment income, gain (loss) on disposal of assets and other	(3)	3	(9)	12
Interest income	1	1	2	2
Changes in business combination-related accrued receivables and provisions	71		103
Total	72	10	103	27
Subsidy receipts	2	4	5	8
Quebec employment positions tax credit	$ 1	$ 4	$ 1	$ 4